Actuarial Assumptions to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taiwan
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.88%	1.63%	1.75%
Rate of compensation increase	4.25%	4.25%	4.25%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.88%	1.63%	1.75%
Expected long-term return on plan assets	2.00%	1.88%	2.00%
Rate of compensation increase	4.25%	4.25%	4.25%
Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	5.20%	4.00%	5.40%
Rate of compensation increase	2.60%	3.00%	7.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	5.20%	4.00%	5.40%
Expected long-term return on plan assets	3.00%	3.10%	4.30%
Rate of compensation increase	2.60%	3.00%	7.00%